Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Income Statement [Abstract]
Net sales	$ 337,591	$ 358,375	$ 1,523,384	$ 1,729,168	$ 1,702,838
Cost of sales	245,586	285,966	1,154,702	1,456,375	1,475,728
Gross profit	92,005	72,409	368,682	272,793	227,110
Selling, general and administrative	43,892	43,841	219,397	185,815	180,783
Intangible asset amortization	5,589	5,517	22,238	22,103	20,857
Asset impairment charges			129	27,937	44,424
Operating income (loss)	42,524	23,051	126,918	36,938	(18,954)
Interest expense, net	9,830	9,881	41,798	44,809	44,266
(Gain) loss on extinguishment of debt	9,805	0	(1,661)	0	43,667
Income (loss) before income taxes	22,889	13,170	86,781	(7,871)	(106,887)
Income tax expense (benefit)	5,507	4,598	27,985	(2,916)	(32,939)
Net income (loss)	$ 17,382	$ 8,572	58,796	(4,955)	(73,948)
Convertible preferred stock and dividends			0	0	29,055
Net income (loss) attributable to common stockholders			$ 58,796	$ (4,955)	$ (103,003)
Weighted-Average Common Shares Outstanding
Basic (shares)	62,642	62,466	62,486	62,527	50,998
Diluted (shares)	65,920	62,466	62,820	62,527	50,998
Net income (loss) per share
Basic (in dollars per share)	$ 0.28	$ 0.14	$ 0.94	$ (0.08)	$ (2.02)
Diluted (in dollars per share)	$ 0.26	$ 0.14	$ 0.94	$ (0.08)	$ (2.02)